Shareholder Fees - Gabelli SRI Fund, Inc.	Apr. 30, 2025 USD ($)
Gabelli SRI Fund, Inc. Class AAA
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[1]
Exchange Fee	$ 0	[1]
Gabelli SRI Fund, Inc. Class A
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%	[1]
Maximum Deferred Sales Charge (as a percentage)	0.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[1]
Exchange Fee	$ 0	[1]
Gabelli SRI Fund, Inc. Class C
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%	[1]
Maximum Deferred Sales Charge (as a percentage)	1.00%	[1]
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%	[1]
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)	[1]
Exchange Fee	$ 0	[1]
Gabelli SRI Fund, Inc. Class I
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	(2.00%)
Exchange Fee	$ 0

[1]	As of the date of this prospectus, the Fund’s respective Class AAA, Class A, and Class C shares are “closed to purchases from new investors.” “Closed to purchases from new investors” means: (i) with respect to Class AAA and Class A shares, no new investors may purchase shares of such classes, but existing shareholders may continue to purchase additional shares of such classes, and (ii) with respect to Class C shares, neither new investors nor existing shareholders may purchase any additional shares of such class. These changes will have no effect on existing shareholders’ ability to redeem shares of the Fund as described in this prospectus. Reinvestment of dividend and capital gain distributions will continue to be permitted for holders of the Fund’s Class AAA, Class A, and Class C shares.